Employee Benefits, Changes in Benefit Obligation and Plan Assets (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Change in plan assets:
Fair value of plan assets at end of year	$ 9,061	$ 9,639
Pension benefits qualified [Member]
Change in benefit obligation:
Service cost	6	5	210
Interest cost	520	554	595
Change in plan assets:
Funded status at end of year	(1,573)	(698)
Liabilities, amounts recognized in balance sheet at end of year	(1,573)	(698)
Pension benefits qualified [Member] | Change in benefit obligation [Member]
Change in benefit obligation:
Benefit obligation at beginning of year	10,337	10,038
Service cost	6	5
Interest cost	520	554
Plan participants' contributions	0	0
Amendments	0	2
Actuarial loss (gain)	501	386
Benefits paid	(726)	(652)
Curtailments	(3)	0
Liability transfer	0	0
Foreign exchange impact	(1)	4
Benefit obligation at end of year	10,634	10,337
Pension benefits qualified [Member] | Change in plan assets [Member]
Change in benefit obligation:
Plan participants' contributions	0	0
Benefits paid	(726)	(652)
Foreign exchange impact	(1)	4
Change in plan assets:
Fair value of plan assets at beginning of year	9,639	9,112
Actual return on plan assets	139	1,163
Employer contribution	10	12
Fair value of plan assets at end of year	9,061	9,639
Pension benefits non-qualified [Member]
Change in benefit obligation:
Service cost	1	0	8
Interest cost	34	37	43
Change in plan assets:
Funded status at end of year	(691)	(693)
Liabilities, amounts recognized in balance sheet at end of year	(691)	(693)
Pension benefits non-qualified [Member] | Change in benefit obligation [Member]
Change in benefit obligation:
Benefit obligation at beginning of year	693	681
Service cost	1	0
Interest cost	34	37
Plan participants' contributions	0	0
Amendments	0	0
Actuarial loss (gain)	33	46
Benefits paid	(70)	(71)
Curtailments	0	0
Liability transfer	0	0
Foreign exchange impact	0	0
Benefit obligation at end of year	691	693
Pension benefits non-qualified [Member] | Change in plan assets [Member]
Change in benefit obligation:
Plan participants' contributions	0	0
Benefits paid	(70)	(71)
Foreign exchange impact	0	0
Change in plan assets:
Fair value of plan assets at beginning of year	0	0
Actual return on plan assets	0	0
Employer contribution	70	71
Fair value of plan assets at end of year	0	0
Other benefits [Member]
Change in benefit obligation:
Service cost	13	13	13
Interest cost	71	78	83
Change in plan assets:
Fair value of plan assets at beginning of year	697
Fair value of plan assets at end of year	640	697
Funded status at end of year	(664)	(701)
Liabilities, amounts recognized in balance sheet at end of year	(664)	(701)
Other benefits [Member] | Change in benefit obligation [Member]
Change in benefit obligation:
Benefit obligation at beginning of year	1,398	1,401
Service cost	13	13
Interest cost	71	78
Plan participants' contributions	88	74
Amendments	0	0
Actuarial loss (gain)	(105)	(5)
Benefits paid	(161)	(147)
Curtailments	0	0
Liability transfer	0	(17)
Foreign exchange impact	0	1
Benefit obligation at end of year	1,304	1,398
Other benefits [Member] | Change in plan assets [Member]
Change in benefit obligation:
Plan participants' contributions	88	74
Benefits paid	(161)	(147)
Foreign exchange impact	0	0
Change in plan assets:
Fair value of plan assets at beginning of year	697	376
Actual return on plan assets	10	33
Employer contribution	6	361
Fair value of plan assets at end of year	$ 640	$ 697